Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of September 30, 2019, are as follows (in thousands):

As of September 30,	Minimum Lease Payments
Less than 1 year	$498
1 to 2 years	504
2 to 3 years	512
3 to 4 years	214
4 to 5 years	-

Total	$1,728

The Company recorded rent expense of less than $0.1 million during the year ended December 31, 2018. Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2018, are as follows (in thousands):

Year Ending December 31,	Minimum Lease Payments
2019	$335
2020	499
2021	506
2022	514
2023	86

Total	$1,940